LOANS AND BORROWINGS - Summary of Maturity Analysis of Operating Lease Payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Leases	$ 268,582	$ 259,883	$ 166,389
Convertible notes	370,400	376,248
2023
Disclosure of maturity analysis of operating lease payments [line items]
Leases	25,499	24,074	12,137
Convertible notes	11,200	11,448
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases	93,736	89,284	52,649
Convertible notes	359,200	364,800
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases	149,347	146,525	101,603
Convertible notes	0	0
Cost
Disclosure of maturity analysis of operating lease payments [line items]
Leases	198,085	186,980	$ 113,091
Convertible notes	$ 170,176	$ 160,203